Related party transactions and Directors' remuneration (Narrative) (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Name of ultimate parent of group		Barclays PLC
Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 302.0	£ 208.0	£ 326.0
Defined contribution Schemes [member] | Barclays Bank Group [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	£ 203.0	97.0	£ 138.0
Barclays PLC [member] | Ordinary share capital [member] | Defined contribution Schemes [member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Percentage of issued share capital	100.00%
Key Management Personnel and persons connected to them [member]
Disclosure of transactions between related parties [line items]
Allowances for impairment recognised	£ 0.0
Total commitments outstanding	0.5	0.3
Advances and credits available	12.6	0.5
Directors [member]
Disclosure of transactions between related parties [line items]
Accruing benefits under defined benefit scheme	0.0	0.0
Advances and credits available	0.0	0.2
Total value of guarantees entered into on behalf of Directors	0.0	0.0
Directors [member] | Defined contribution Schemes [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	0.0	11,848.0
Notional defined benefit contributions	0.0	0.0
Highest paid director [member] | Defined contribution Schemes [member]
Disclosure of transactions between related parties [line items]
Pension contributions paid to defined contributions schemes	0.0	0.0
Notional defined benefit contributions	0.0	0.0
Joint Ventures [member]
Disclosure of transactions between related parties [line items]
Guarantees, pledges or commitments	20.0	27.0
Pension funds [member]
Disclosure of transactions between related parties [line items]
Derivatives transacted	£ 3.0	£ 3.0